Expense Example - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Consumer Staples Fund - Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Consumer Staples Fund - Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,883
Fidelity Advisor Consumer Staples Fund - Class M
Expense Example:
1 year	475
3 years	739
5 years	1,023
10 years	1,830
Fidelity Advisor Consumer Staples Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Consumer Staples Fund - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762